SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective prospectuses of each of the funds listed below:


Effective February 6, 2006, Scudder Investments will change its name to DWS Scudder and the Scudder funds will be renamed DWS funds. The DWS Scudder name represents the alignment of Scudder with all of Deutsche Bank's mutual fund operations around the globe as part of our continuing commitment to superior performance, innovative products and quality services. On February 6, 2006, the funds will be listed as part of the DWS fund family under the letter "D" in the mutual fund listing section of the newspapers. In addition, the Web site for all Scudder funds will change to www.dws-scudder.com.

The new fund names will be as follows:

--------------------------------------------------------------------------------------------------------------------------
Current Name                                                        New Name, Effective February 6, 2006
--------------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Fund                                              DWS Blue Chip Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder California Tax-Free Income Fund                             DWS California Tax-Free Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Fund                                         DWS Capital Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Cash Investment Trust                                       DWS Cash Investment Trust
--------------------------------------------------------------------------------------------------------------------------
Scudder Commodity Securities Fund                                   DWS Commodity Securities Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Dreman Concentrated Value Fund                              DWS Dreman Concentrated Value Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Dreman Financial Services Fund                              DWS Dreman Financial Services Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Dreman High Return Equity Fund                              DWS Dreman High Return Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Dreman Mid Cap Value Fund                                   DWS Dreman Mid Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Dreman Small Cap Value Fund                                 DWS Dreman Small Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder EAFE Equity Index Fund                                      DWS EAFE Equity Index Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Equity 500 Index Fund                                       DWS Equity 500 Index Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Emerging Markets Fund                                       DWS Emerging Markets Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Emerging Markets Income Fund                                DWS Emerging Markets Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Fixed Income Fund                                           DWS Core Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Flag Investors Communications Fund, Inc.                    DWS Communications Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Flag Investors Equity Partners Fund, Inc.                   DWS Equity Partners Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Flag Investors Value Builder Fund, Inc.                     DWS Value Builder Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Global Bond Fund                                            DWS Global Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Global Discovery Fund                                       DWS Global Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Global Fund                                                 DWS Global Thematic Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder GNMA Fund                                                   DWS GNMA Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Gold and Precious Metals Fund                               DWS Gold & Precious Metals Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Greater Europe Fund                                         DWS Europe Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Growth and Income Fund                                      DWS Growth & Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Government & Agency Money Fund                              DWS Government & Agency Money Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Health Care Fund                                            DWS Health Care Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder High Income Fund                                            DWS High Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder High Income Plus Fund                                       DWS High Income Plus Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder High Yield Tax Free Fund                                    DWS High Yield Tax Free Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Inflation Protected Plus Fund                               DWS Inflation Protected Plus Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Income Fund                                                 DWS Core Plus Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Intermediate Tax/AMT Free Fund                              DWS Intermediate Tax/AMT Free Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder International Fund                                          DWS International Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder International Equity Fund                                   DWS International Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity Fund                            DWS International Select Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Japanese Equity Fund                                        DWS Japan Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Large Cap Value Fund                                        DWS Large Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Large Company Growth Fund                                   DWS Large Company Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Latin America Fund                                          DWS Latin America Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Lifecycle Long Range Fund                                   DWS Lifecycle Long Range Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Limited Duration Plus Fund                                  DWS Short Duration Plus Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Managed Municipal Bond Fund                                 DWS Managed Municipal Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Massachusetts Tax-Free Fund                                 DWS Massachusetts Tax-Free Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Micro Cap Fund                                              DWS Micro Cap Fund
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Current Name                                                        New Name, Effective February 6, 2006
--------------------------------------------------------------------------------------------------------------------------
Scudder Mid Cap Growth Fund                                         DWS Mid Cap Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Fund                                           DWS Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Series                                         DWS Money Market Series
--------------------------------------------------------------------------------------------------------------------------
Scudder New York Tax-Free Income Fund                               DWS New York Tax-Free Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Pacific Opportunities Fund                                  DWS Pacific Opportunities Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Pathway Series: Conservative Portfolio                      DWS Conservative Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Pathway Series: Growth Plus Portfolio                       DWS Growth Plus Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Pathway Series: Growth Portfolio                            DWS Growth Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Pathway Series: Moderate Portfolio                          DWS Moderate Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Retirement Fund -- Series VI                                 DWS Target 2006 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Retirement Fund -- Series VII                                DWS Target 2008 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder RREEF Real Estate Securities Fund                           DWS RREEF Real Estate Securities Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder S&P 500 Index Fund                                          DWS S&P 500 Index Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Select 500 Fund                                             DWS Enhanced S&P 500 Index Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Short Duration Fund                                         DWS Short Duration Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Short Term Bond Fund                                        DWS Short Term Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Short-Term Municipal Bond Fund                              DWS Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Fund                                       DWS Small Cap Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Small Company Stock Fund                                    DWS Small Cap Core Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Small Company Value Fund                                    DWS Small Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Strategic Income Fund                                       DWS Strategic Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Target 2010 Fund                                            DWS Target 2010 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Target 2011 Fund                                            DWS Target 2011 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Target 2012 Fund                                            DWS Target 2012 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Target 2013 Fund                                            DWS Target 2013 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Target 2014 Fund                                            DWS Target 2014 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Tax Advantaged Dividend Fund                                DWS Equity Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Tax-Exempt Money Fund                                       DWS Tax-Exempt Money Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Tax Free Money Fund                                         DWS Tax Free Money Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Technology Fund                                             DWS Technology Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Total Return Fund                                           DWS Balanced Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder U.S. Bond Index Fund                                        DWS U.S. Bond Index Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder U.S. Government Securities Fund                             DWS U.S. Government Securities Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder U.S. Treasury Money Fund                                    DWS U.S. Treasury Money Fund
--------------------------------------------------------------------------------------------------------------------------


Also effective February 6, 2006, the Scudder service providers to the funds will change their names. The new service provider names will be as follows:

----------------------------------------------------------------------------------
Current Name                               New Name, Effective February 6, 2006
----------------------------------------------------------------------------------
Scudder Distributors, Inc.                 DWS Scudder Distributors, Inc.
----------------------------------------------------------------------------------
Scudder Fund Accounting Corporation        DWS Scudder Fund Accounting Corporation
----------------------------------------------------------------------------------
Scudder Investments Service Company        DWS Scudder Investments Service Company
----------------------------------------------------------------------------------
Scudder Service Corporation                DWS Scudder Service Corporation
----------------------------------------------------------------------------------
Scudder Trust Company                      DWS Trust Company
----------------------------------------------------------------------------------


Scudder Total Return Fund only:

Effective February 6, 2006 and under the fund's new name, DWS Balanced Fund, the following supplements the disclosure in the third paragraph of "The Fund's Main Investment Strategy" section of the prospectuses:

The fund normally invests approximately 60% of its net assets in common stocks and other equity securities and approximately 40% of its net assets in fixed-income securities, including lower-quality debt securities. These percentages will fluctuate in response to changing market conditions, but the fund will at all times invest at least 25% of net assets in fixed-income senior securities.

               Please Retain This Supplement for Future Reference



December 31, 2005
SMF-3675
535429